Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

As of December 31, 2022 and 2021, property and equipment, net consist of the following:

	Thousands of Yen
	2022	2021
Leasehold improvements	¥539,553	¥472,872
Vehicles	18,089	23,219
Tools, furniture and fixtures	114,663	87,034
Total	672,305	583,125
Accumulated depreciation and amortization	(248,017)	(158,129)
	¥424,288	¥424,996

Depreciation expense was ¥82,795 thousand, ¥80,463 thousand and ¥41,691 thousand for the years ended December 31, 2022, 2021 and 2020, respectively.

For the years ended December 31, 2022, 2021 and 2020 the Company recognized impairment loss of nil, ¥3,165 thousand and ¥36,512 thousand for the Relaxation Salon segment on leasehold improvements used in certain relaxation salons, respectively. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges.